SHARE OPTIONS (Schedule of Grants of Share Options and Warrants) (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of classes of share capital [line items]
Granted | shares	0
Outstanding at end of year | shares	2,000,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Outstanding Beginning Balance | shares	40,506,672	46,914,672	44,814,672
Granted | shares		12,100,000	19,600,000
Exercised | shares			(880,000)
Expired/ Forfeited | shares	(489,167)	(18,508,000)	(16,620,000)
Outstanding at end of year | shares	40,017,505	40,506,672	46,914,672
Exercisable at end of year | shares	24,123,755	17,275,422	19,764,672
Weighted Average exercise price
Outstanding Beginning Balance	$ 0.26	$ 0.39	$ 0.47
Granted		0.14	0.14
Exercised			0.19
Expired/ Forfeited	0.35	0.5	0.33
Outstanding at end of year	0.26	0.26	0.39
Exercisable at end of year	0.32	0.41	0.67
Class A Ordinary shares [Member] | Bottom of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	0.12	0.12	0.19
Granted		0.14	0.12
Exercised			0.19
Expired/ Forfeited	0.14	0.12	0.27
Outstanding at end of year	0.12	0.12	0.12
Exercisable at end of year	0.12	0.12	0.19
Class A Ordinary shares [Member] | Top of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	1.29	1.34	2.43
Granted		0.14	0.25
Exercised			0.19
Expired/ Forfeited	1.29	1.34	2.43
Outstanding at end of year	1.1	1.29	1.34
Exercisable at end of year	$ 1.1	$ 1.29	$ 1.34
American depositary share [Member]
Disclosure of classes of share capital [line items]
Outstanding Beginning Balance | shares	2,025,334	2,345,734	2,240,734
Granted | shares		605,000	980,000
Exercised | shares			(44,000)
Expired/ Forfeited | shares	(24,458)	(925,400)	(831,000)
Outstanding at end of year | shares	2,000,876	2,025,334	2,345,734
Exercisable at end of year | shares	1,206,188	863,771	988,234
Weighted Average exercise price
Outstanding Beginning Balance	$ 5.2	$ 7.8	$ 9.4
Granted		2.8	2.8
Exercised			3.8
Expired/ Forfeited	6.99	10	6.6
Outstanding at end of year	5.2	5.2	7.8
Exercisable at end of year	6.39	8.2	13.4
American depositary share [Member] | Bottom of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	2.4	2.4	3.8
Granted		2.8	2.4
Exercised			3.8
Expired/ Forfeited	2.8	2.4	5.4
Outstanding at end of year	2.4	2.4	2.4
Exercisable at end of year	2.4	2.4	3.8
American depositary share [Member] | Top of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	25.8	26.8	48.6
Granted		2.8	5
Exercised			3.8
Expired/ Forfeited	25.8	26.8	48.6
Outstanding at end of year	22.05	25.8	26.8
Exercisable at end of year	$ 22.05	$ 25.8	$ 26.8